Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity
11.	Equity

(a)	The Company has only one class of common shares authorized, issued and outstanding.

(b)	Stock Options

In May 2001 (and amended in July 2004 and in November 2006), the Board of Directors approved a stock option plan which allows for the grant of 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and might grant options to key employees, consultants or advisors of the Company or any of its subsidiaries to subscribe for its shares in accordance with the terms of this stock option plan based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 3,300,000 shares. The options granted under this plan generally have a term of two to three years, subject to the discretion of the Board of Directors, but cannot exceed ten years.

In February 2006, the Board of Directors approved another stock option plan, which was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 2,000,000 shares.

In February 2012, the Board of Directors approved the grant of stock options to a director of the Company. The number of stock options to be granted will range from 200,000 to 600,000, which is determined by achievement of a 6% to 10% return on total shareholders’ equity as at December 31, 2011 in the 12 month period from April 1, 2012 to March 31, 2013. In April 2013, 600,000 of share options were granted to the director and they immediately vested upon granting. The share based compensation expense of $921 was booked in 2013 accordingly.

In April 2012, the Board of Directors approved the grant of stock options to employees of the Company. The number of stock options to be granted will range from 277,000 to 831,000, which is determined by achievement of a 6% to 10% return on total shareholders’ equity as at December 31, 2011 in the 9 month period from April 1, 2012 to December 31, 2012. 415,500 and 328,500 of share options were granted and immediately vested in January 2013 and June 2014 respectively. The share based compensation expenses of $502 and $156 were booked in 2013 and 2014 respectively.

In June 2012, a service contract was entered into with a consultant commencing from July 2, 2012, for a consideration of 12,000 share options for a term of two years.

In January 2015, the Board of Directors approved the extension of exercisable period of 159,000 stock options out of 831,000 stock options included in the stock option plan which had been approved in April 2012. The exercisable period of stock options was extended by two years from April 26, 2015 to April 26, 2017.

A summary of stock option activity during the three years ended December 31, 2014 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1 , 2012	180,000	$4.93	$1.45
Granted	1,503,000	$6.03	$1.26
Expired	(60,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2012	1,623,000	$5.97	$1.29
Granted	60,000	$7.50	$1.88
Exercised	(469,000)	$5.54	$1.13
Expired	(30,000)	$4.45	$1.58

Outstanding and exercisable at December 31, 2013	1,184,000	$6.26	$1.62

Granted	60,000	$8.05	$2.55
Exercised	(15,000)	$5.92	$1.87
Expired	(53,500)	$5.93	$1.68

Outstanding and exercisable at December 31, 2014	1,175,500	$6.37	$1.66

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

Details of the options granted by the Company in 2012, 2013 and 2014 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months

In 2012
600,000	100% vested in April 2013	$6.66	April 1, 2013 to April 30, 2016*	16.0
831,000	50% vested in January 2013, 40% vested in 2014 and 10% will vest after 2014	$5.63	January 1, 2013 to April 26, 2015	3.9
60,000	100% vested at date of grant	$5.34	June 6, 2012 to June 5, 2015	5.2

In 2013
60,000	100% vested at date of grant	$7.50	May 31, 2013 to May 31, 2016	17.0

In 2014
60,000	100% vested at date of grant	$8.05	June 6, 2014 to June 5, 2017	29.2

*	Exercisable period modified in 2013

There was approximately $1,340, $201 and $10, respectively, of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plan at December 31, 2012, 2013 and 2014. The total amount of recognized compensation expenses in 2012, 2013 and 2014 was $547, $1,536 and $309, respectively.

The above summarizes information about stock options outstanding at December 31, 2014. 1,088,500 stock options are exercisable as of December 31, 2014.

The total fair value of shares vested during fiscal years ended December 31, 2012, 2013 and 2014 was $66, $1,765 and $153, respectively.

The weighted average remaining contractual life of the stock options outstanding at December 31, 2012, 2013 and 2014 was approximately 26, 22 and 12 months, respectively. The weighted average fair value of options granted during 2012, 2013 and 2014 was $1.26, $1.88 and $2.55, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2012	2013	2014
Risk-free interest rate	0.30% to 0.39%	0.52%	0.86%
Expected life	2 years to 4.2 years	3 years	3 years
Expected volatility	38.57% to 48.23%	52.36%	58.86%
Expected dividend yield	3.30% to 4.49%	5.87%	4.22%

(c)	Share Buy-back

As of December 31, 2014, 2,669,413 common shares had been bought back from the open market at the prevailing market price under our stock repurchase program announced on May 7, 2014 and cancelled in November 28, 2014. The share repurchase was conducted in accordance with Rule 10b-18 of the Securities and Exchange Act of 1934 and terminated. The average repurchase price was $6.56 for share repurchase program in 2014.